Sector Regulation and Electricity System Operations (Detail) $ in Millions			1 Months Ended	12 Months Ended
	May 07, 2024 $ / MWh	Oct. 13, 2023 GWh item $ / MWh	Feb. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) kW kilovolts	Dec. 31, 2023 USD ($)	Aug. 02, 2022 USD ($)
Sector Regulations And Electricity System Operations [Line Items]
Fee setting process				4 years
Period of bidding processes managed by the CNE				5 years
Pay as bid, extension period				20 years
Frequency of calculation by CNE (in years)				4 years
Review period of services associated with the calculation of AVD				4 years
Maximum amount of account receivable generated				$ 1,350	$ 1,350
Volume considered for energy supply bid | GWh		3,600
Percentage of requested energy awarded for supply bid	100.00%
Energy supply bid, average price | $ / MWh	56.679
Energy supply bid, supply blocks | item		2
Energy Supply Bid, Discount | $ / MWh		0.15
Temporary fund for customer protection mechanism			$ 1,800
Accounts receivable from regulated customers			$ 1,800
Stabilized Price to Regulated Customers [Member]
Sector Regulations And Electricity System Operations [Line Items]
Temporary fund for customer protection mechanism						$ 1,800
Supply Bid volume, Block 1
Sector Regulations And Electricity System Operations [Line Items]
Volume considered for energy supply bid | GWh		1,500
Supply Bid volume, Block 2
Sector Regulations And Electricity System Operations [Line Items]
Volume considered for energy supply bid | GWh		2,100
Bottom of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for free customers | kW				300
Term of free customers				4 years
Annual margin range				6.00%
Differential rate allowed from the rate defined by the CNE				2.00%
Top of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for free customers | kW				5,000
Electricity supplied to end customers, voltage | kilovolts				23
Annual margin range				8.00%
Differential rate allowed from the rate defined by the CNE				3.00%